Contract Liabilities and Advances from Customers	12 Months Ended
Dec. 31, 2022
Deferred income including contract liabilities [abstract]
Contract liabilities and advances from customers

34. Contract liabilities and advances from customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Contract Liabilities	14,847	18,771
Advances from customers	26,568	23,616
Total contract liabilities and advances from customers	41,415	42,387

Current	41,415	42,387
Non-current	—	—

Contract liabilities relate to ongoing customer-specific construction contracts of the Engineering System Division and of the In-vitro diagnostic business. The Group has contract net liabilities of EUR 14,847 thousand and EUR 18,771 thousand as at December 31, 2022 and December 31, 2021 respectively. Contract assets gross amounts to EUR 64,293 thousand (EUR 27,504 thousand in 2021), net of invoices issues of EUR 79,140 thousand (EUR 46,275 thousand in 2021).

Advances from customers relate to sales whose revenue are recognized at point in time.